Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

March 31, 2019

VF-2040-QTLY-0519
1.903284.109

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	311,053	$10,112,333
VIP Equity-Income Portfolio Initial Class (a)	500,669	10,634,202
VIP Growth & Income Portfolio Initial Class (a)	621,760	12,142,970
VIP Growth Portfolio Initial Class (a)	150,358	10,343,138
VIP Mid Cap Portfolio Initial Class (a)	95,477	2,942,608
VIP Value Portfolio Initial Class (a)	557,421	7,803,895
VIP Value Strategies Portfolio Initial Class (a)	324,019	3,813,698
TOTAL DOMESTIC EQUITY FUNDS
(Cost $56,140,953)		57,792,844

International Equity Funds - 31.7%
VIP Emerging Markets Portfolio Initial Class (a)	905,203	10,409,835
VIP Overseas Portfolio Initial Class (a)	986,994	20,203,772
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $27,484,776)		30,613,607

Bond Funds - 7.6%
Fidelity Inflation-Protected Bond Index Fund (a)	100,675	985,611
Fidelity Long Term Treasury Bond Index Fund (a)	319,905	4,216,354
VIP High Income Portfolio Initial Class (a)	317,097	1,677,443
VIP Investment Grade Bond Portfolio Initial Class (a)	37,891	482,356
TOTAL BOND FUNDS
(Cost $7,158,569)		7,361,764

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 2.25% (a)(b)
(Cost $772,508)	772,508	772,508
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $91,556,806)		96,540,723
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,020)
NET ASSETS - 100%		$96,534,703

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12
Total	$12

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$846,949	$164,195	$54,062	$926	$(38)	$28,567	$985,611
Fidelity Long Term Treasury Bond Index Fund	3,642,903	761,668	351,642	28,280	853	162,572	4,216,354
VIP Contrafund Portfolio Initial Class	8,755,524	1,904,130	707,999	1,106,276	(16,598)	177,276	10,112,333
VIP Emerging Markets Portfolio Initial Class	8,991,467	895,163	866,312	--	33,031	1,356,486	10,409,835
VIP Equity-Income Portfolio Initial Class	9,183,603	1,718,885	688,687	667,501	(22,332)	442,733	10,634,202
VIP Government Money Market Portfolio Initial Class 2.25%	664,513	150,097	42,102	3,775	--	--	772,508
VIP Growth & Income Portfolio Initial Class	10,469,252	2,359,883	816,237	1,191,558	(33,279)	163,351	12,142,970
VIP Growth Portfolio Initial Class	8,946,473	1,447,297	892,594	627,564	(4,141)	846,103	10,343,138
VIP High Income Portfolio Initial Class	1,501,228	185,060	105,000	13,375	(411)	96,566	1,677,443
VIP Investment Grade Bond Portfolio Initial Class	415,244	143,214	90,053	1,977	291	13,660	482,356
VIP Mid Cap Portfolio Initial Class	2,539,360	580,855	243,484	300,567	(11,302)	77,179	2,942,608
VIP Overseas Portfolio Initial Class	17,494,999	2,785,515	1,330,823	696,820	(13,852)	1,267,933	20,203,772
VIP Value Portfolio Initial Class	6,738,731	1,167,634	597,062	470,897	(22,445)	517,037	7,803,895
VIP Value Strategies Portfolio Initial Class	3,286,361	662,249	352,494	347,928	(7,628)	225,210	3,813,698
	$83,476,607	$14,925,845	$7,138,551	$5,457,444	$(97,851)	$5,374,673	$96,540,723

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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